Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2020 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2021	$ 70,485
2022	63,315
2023	41,799
2024	33,343
2025	28,088
Thereafter	107,216
Total lease payments	344,246
Less: imputed interest	(55,070)
Present value of lease liabilities	$ 289,176